Trade and Other Receivables - Movement in the Loss Allowance on Trade Receivables (Detail) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Beginning balance	$ 1,550	$ 1,657
Charge for the year	227	72
Write-off	(339)	(1)
Unused amounts reversed	(147)	(194)
Currency translation adjustment	102	19
Reclassification	21	(3)
Ending balance	$ 1,414	$ 1,550